EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2022	Income from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2022	2021	2020	2022	2021

Canadian Natural Gas Pipelines
TQM[1]	50.0%	17	12	12	165	118
Coastal GasLink[1]	35.0%	1	—	—	—	386
U.S. Natural Gas Pipelines
Northern Border	50.0%	92	80	100	516	505
Millennium	47.5%	103	91	96	500	474
Iroquois	50.0%	77	55	52	237	392
Other	Various	20	18	16	122	137
Mexico Natural Gas Pipelines
Sur de Texas	60.0%	150	160	213	1,050	835
Liquids Pipelines
Grand Rapids[1]	50.0%	54	54	53	964	980
Port Neches Link LLC[2]	95.0%	—	—	—	149	103
HoustonLink Pipeline[1]	50.0%	1	1	—	19	18
Northern Courier[1,3]	nil	—	16	22	—	—
Power and Energy Solutions
Bruce Power[1]	48.3%	537	411	439	5,783	4,493
Other	Various	2	—	16	30	—
		1,054	898	1,019	9,535	8,441
1Classified as a non-consolidated VIE. Refer to Note 32, Variable interest entities, for additional information.
2Classified as a non-consolidated VIE in 2021. Refer to Note 32, Variable interest entities, for additional information.
3In November 2021, TC Energy sold its remaining 15 per cent equity interest in Northern Courier. Refer to Note 30, Acquisitions and dispositions, for additional information.
Summarized Financial Information of Equity Investments

year ended December 31	2022	2021	2020
(millions of Canadian $)

Income
Revenues	5,891	5,447	5,838
Operating and other expenses	(3,390)	(3,293)	(3,341)
Net income	2,147	1,859	2,047
Net income attributable to TC Energy	1,054	898	1,019

at December 31	2022	2021
(millions of Canadian $)

Balance Sheet
Current assets	3,414	3,498
Non-current assets	37,713	30,165
Current liabilities	(2,856)	(2,540)
Non-current liabilities	(17,690)	(16,400)

Schedule of Distribution Received and Contribution made to Equity Investments
Distributions received from equity investments and contributions made to equity investments for the years ended December 31, 2022, 2021 and 2020 were as follows:

year ended December 31	2022	2021	2020
(millions of Canadian $)

Distributions
Sur de Texas debt repayments[1,2]	2,404	73	—
Distributions received from operating activities of equity investments	1,025	975	1,123
Other[1]	228	—	—
	3,657	1,048	1,123
Contributions
Contributions to Coastal GasLink[1]	1,414	92	101
Sur de Texas debt financing[1,2]	1,199	—	—
Contributions made to other equity investments[1]	820	1,118	664
	3,433	1,210	765
1Included in Investing activities in the Consolidated statement of cash flows.
2Represents TC Energy's proportionate share of the Sur de Texas debt financing requirements and subsequent repayments. Refer to Note 12, Loans receivable from affiliates, for further information on 2022 refinancing activities with the Sur de Texas joint venture.